NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	12 Months Ended
Jun. 30, 2018
Details
Entity Incorporation, State Country Name	British Virgin Islands
Entity Incorporation, Date of Incorporation	Jul. 11, 2016